Trade payables, net (Tables)	9 Months Ended
Sep. 30, 2022
Disclosure Of Trade And Other Payables Text Block Abstract
Schedule of trade payables, net
		As of
	Notes	September 30, 2022	December 31, 2021
Product suppliers		7,664	6,422
Service providers		838	74
Service providers - related parties	9.1	25	22
Suppliers – Acquisition of Extra Hiper stores	13.2	1,911	-
Bonuses from suppliers	13.1	(471)	(576)
Total		9,967	5,942
Current		9,263	5,942
Non-current		704	-